Convertible Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Note Payable Tables
Summary of convertible note payable

Convertible notes payable consist of the following at September 30, 2015 and December 31, 2014, respectively:

	September 30,	December 31,
	2015	2014

On September 21, 2015, the Company received net proceeds of $45,000 in exchange for an 8% interest bearing; unsecured convertible promissory note dated September 3, 2015 with a face value of $48,000 ("First Vis Vires Note"), which matures on June 8, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of fifty eight percent (58%) of the average of the three (3) lowest closing bid prices over the 10 days prior to conversion, or a fixed rate of $0.00001 per share. The note includes various prepayment penalties ranging from 112% through 130%, and default provisions of 150% of the then outstanding principal and interest, and an interest rate of 22% thereafter. The debt holder is limited to owning 4.99% of the Company's issued and outstanding shares. The Company must at all times reserve at least 20,250,000 shares of common stock for potential conversions.	$48,000	$-

On September 2, 2015, the Company received net proceeds of $50,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $55,000 ("First JMJ Note"), which matures on September 1, 2016, as part of a larger financing agreement that enables the Company to draw total proceeds of $250,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the Company's common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply). The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company's issued and outstanding shares. The promissory note carries a $5,000 Original Issue Discount that is being amortized over the life of the loan on the straight line method, which approximates the effective interest method. The Company reserved at least 24 million shares of common stock for potential conversions.	55,000	-

On February 24, 2015, we entered into a Securities Purchase Agreement with Adar Bays, LLC ("Adar Bays"), pursuant to which we sold to Adar Bays an 8% Convertible Promissory Note in the original principal amount of $44,100.00 (the "First Adar Note"). The Note has a maturity date of February 24, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice from Adar Bays. The shares of common stock issuable upon conversion of the Note will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The Note can be prepaid by us at a premium as follows:

(a) between 1 and 30 days after issuance – 115% of the principal amount;

(b) between 31 and 60 days after issuance – 121% of the principal amount;

(c) between 61 and 90 days after issuance – 127% of the principal amount;

(d) between 91 and 120 days after issuance – 133% of the principal amount;

(e) between 121 and 150 days after issuance – 139% of the principal amount; and

(f) between 151 and 180 days after issuance – 140% of the principal amount.

There is no right to pre-payment after 180 days. The purchase and sale of the Note closed on March 2, 2015, the date that the purchase price was delivered to us. The note holder elected to convert a total of $7,000 of principal in exchange for 459,242 shares of common stock on September, 2015.

	37,100	-

On January 30, 2015, we entered into a Securities Purchase Agreement with LG Capital Funding, LLC ("LG Capital"), pursuant to which we sold to LG Capital a 8% Convertible Promissory Note in the original principal amount of $82,687.00 (the " Second LG Note"). The Note has a maturity date of January 29, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing bid prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice from LG Capital. The shares of common stock issuable upon conversion of the Note will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The Note can be prepaid by us at a premium as follows:

(a) between 1 and 30 days after issuance – 115% of the principal amount;

(b) between 31 and 60 days after issuance – 121% of the principal amount;

(c) between 61 and 90 days after issuance – 126% of the principal amount;

(d) between 91 and 120 days after issuance – 132% of the principal amount;

(e) between 121 and 150 days after issuance – 138% of the principal amount; and

(f) between 151 and 180 days after issuance – 140% of the principal amount.

There is no right to pre-payment after 180 days. The purchase and sale of the Note closed on January 30, 2015, the date that the purchase price was delivered to us. The note holder elected to convert a total of $21,619, consisting of $20,687 of principal and $932 of interest, in exchange for a total of 1,792,248 shares of common stock on various dates between August 4, 2015 and September 18, 2015.

	62,000	-

On November 25, 2014, the Company received an unsecured loan from Typenex Co-Investment, LLC ("First Typenex Note") in the amount of $86,500, bearing interest at 10%, maturing on August 25, 2015, in exchange for net proceeds of $75,000 after the deduction of $4,000 of loan origination costs and an original issue discount ("OID") of $7,500. The Company also issued Typenex warrants to purchase 351,455 shares of common stock at a strike price of $0.18 per share over a five year term from the date of investment. The principal and interest is convertible into shares of common stock at the discretion of the note holder at the lesser of (i) $0.18 per share, or (ii) 70% (the "Conversion Factor") multiplied by the Market Price (as defined in the Note). If the Market Price of our common stock falls below $0.10 per share after the issuance of the Note, the Conversion Factor will automatically be reduced by 5% for all conversions completed while the Market Price is below $0.10 per share. Notwithstanding the foregoing, so long as no Event of Default has occurred, the Conversion Price shall be not less than $0.0001 (the "Conversion Floor"). For the avoidance of doubt, upon the occurrence of an Event of Default, the Conversion Floor shall not apply to any future Conversions and shall be of no further force or effect. The note can be prepaid upon notice to Typenex any time prior to the first conversion at a premium of 120% of the then outstanding balance of the Note. The note carries a default interest rate of 22% per annum. The note holder elected to convert a total of $54,000 of principal in exchange for 1,465,518 shares of common stock on various dates between June 3, 2015 and August 25, 2015.	32,500	86,500

Total convertible notes payable	234,600	86,500
Less unamortized debt discounts:
Discount on beneficial conversion feature	99,160	32,137
Original issue discount	6,305	6,511
Discount on warrants	-	32,973
Convertible notes payable	129,135	14,879
Less: current portion	129,135	14,879
Convertible notes payable, less current portion	$-	$-

Convertible notes payable consist of the following at December 31, 2014 and 2013, respectively:

	December 31,	December 31,
	2014	2013

On November 25, 2014, the Company received an unsecured loan from Typenex Co-Investment, LLC (“First Typenex Note”) in the amount of $86,500, bearing interest at 10%, maturing on August 25, 2015, in exchange for net proceeds of $75,000 after the deduction of $4,000 of loan origination costs and an original issue discount (“OID”) of $7,500. The Company also issued Typenex warrants to purchase 351,455 shares of common stock at a strike price of $0.18 per share over a five year term from the date of investment. The principal and interest is convertible into shares of common stock at the discretion of the note holder at the lesser of (i) $0.18 per share, or (ii) 70% (the “Conversion Factor”) multiplied by the Market Price (as defined in the Note). If the Market Price of our common stock falls below $0.10 per share after the issuance of the Note, the Conversion Factor will automatically be reduced by 5% for all conversions completed while the Market Price is below $0.10 per share. Notwithstanding the foregoing, so long as no Event of Default has occurred, the Conversion Price shall be not less than $0.0001 (the “Conversion Floor”). For the avoidance of doubt, upon the occurrence of an Event of Default, the Conversion Floor shall not apply to any future Conversions and shall be of no further force or effect. The note can be prepaid upon notice to Typenex any time prior to the first conversion at a premium of 120% of the then outstanding balance of the Note. The note carries a default interest rate of 22% per annum.	$86,500	$-

On August 13, 2013, the Company received an unsecured loan from LG Capital Funding, LLC (“LG Capital”) in the amount of $26,500, bearing interest at 8%, maturing on May 13, 2014. The principal and interest was convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the two (2) lowest closing bid prices of the Common Stock during the ten (10) trading day period ending one trading day prior to the date the Conversion Notice was delivered, or $0.01 per share, whichever was greater. On November 6, 2013, the Company repaid the convertible note in full with a payment of $33,788, consisting of $26,500 of principal, $530 of interest and $6,758 as a prepayment penalty.	-	-

Total convertible notes payable	86,500	-
Less unamortized debt discounts:
Discount on beneficial conversion feature	32,137	-
Original issue discount	6,511	-
Discount on warrants	32,973	-
Convertible notes payable	14,879	-
Less: current portion	14,879	-
Convertible notes payable, less current portion	$-	$-

Interest expense related to the convertible debts

The Company recognized interest expense for the nine months ended September 30, 2015 and 2014, respectively, as follows:

	September 30,	September 30,
	2015	2014

Interest on convertible notes	$12,194	$-
Interest on related party loans	-	29,455
Amortization of loan origination costs	7,688	-
Amortization of beneficial conversion feature	74,988	-
Amortization of OID	11,243	-
Amortization of warrants	32,973	-
Total interest expense	$139,086	$29,455

The Company recognized interest expense related to the convertible debts for the years ended December 31, 2014 and 2013, respectively, as follows:

	December 31,	December 31,
	2014	2013

Accrued interest	$721	$530
Prepayment penalty	-	6,758
Amortization of loan origination costs	527	-
Amortization of beneficial conversion feature	4,882	-
Amortization of OID	989	-
Amortization of warrants	5,008	-
Total interest expense	$12,127	$7,288